UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	David J. Breazzano
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano	Wellesley, MA	August 14, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	26

Form 13F Information Table Value Total:	100,232

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF			TITLE OF	CUSIP	VALUE	SHARES/ SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER			CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALDERWOODS GROUP INC	COM	014383103	2,963	390,446	SH		SOLE		390,446
AMAZON COM INC		COM	023135106	618	38,000	SH		SOLE		38,000
ASPECT COMMUNICATIONS 	COM	04523Q102	192	60,000	SH		SOLE		60,000
BOYD GAMING CORP	COM	103304101	972	67,500	SH		SOLE		67,500
CARRIAGE SVCS INC	COM	143905107	339	78,900	SH		SOLE		78,900
GILAT SATELLITE 	NOTE 4.250%
   NETWORKS LTD		3/1	375255AE6	888	4,800	SH		SOLE		4,800
HAWAIIAN AIRLS INC NEW	COM	419849104	355	97,300	SH		SOLE		97,300
HOLLYWOOD CASINO CORP	COM	436132203	675	62,500	SH		SOLE		62,500
INTERNET CAP GROUP INC	SUB NT CV
			5.5%04	46059CAA4	14,495	45,905	SH		SOLE		45,905
KINDRED HEALTHCARE INC	COM	494580103	337	7,567	SH		SOLE		7,567
LEVEL 3 COMMUNICATIONS
  INC			COM	52729N100	118	40,000	SH		SOLE		40,000
LEVEL 3 COMMUNICATIONS
 INC			PUT	52729N950	552	1,000	SH		SOLE		1,000
METRETEK TECHNOLOGIES
 INC			COM 	59159Q107	468	600,000	SH		SOLE		600,000
ORBITAL SCIENCES CORP	COM	685564106	558	70,000	SH		SOLE		70,000
PTEK HLDGS INC		COM	69366M104	2,688	468,500	SH		SOLE		468,500
PENN TRAFFIC CO		COM NEW	707832200       44,601 4,460,104SH		SOLE		4,460,104
PREMIERE TECHNOLOGIES 	NOTE 5.750%
 INC			7/0	74058FAC6	21,552	26,000	SH		SOLE		26,000
RANK GROUP PLC		SPONSORED
			ADR	753037100	252	61,236	SH		SOLE		61,236
REDBACK NETWORKS INC	SB NT CV
			5%07	757209AB7	4,325	10,000	SH		SOLE		10,000
SCIENTIFIC GAMES CORP	CL A	80874P109	278	35,000	SH		SOLE		35,000
SPECTRASITE HLDGS INC	NOTE
			6.750%
			11/1	84760TAL4	525	1,500	SH		SOLE		1,500
TENNECO AUTOMOTIVE INC	COM	880349105	544	82,400	SH		SOLE		82,400
TRIKON TECHNOLOGIES INC	COM NEW	896187408	1,331	148,000	SH		SOLE		148,000
TRUMP HOTELS & CASINO
    RESORT		COM	898168109	323	150,000	SH		SOLE		150,000
VENTAS INC		COM	92276F100	128	10,000	SH		SOLE		10,000
WESTPOINT STEVENS INC	COM	961238102	155	40,000	SH		SOLE		40,000
GRAND TOTAL					100,232	7,056,658				7,056,658
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